Income taxes	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Income taxes
Note 23 Income taxes
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$3,256	$3,351
Adjustments for prior years	(26)	(212)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(31)	(11)
	3,199	3,128
Deferred tax
Origination and reversal of temporary difference	(114)	28
Effects of changes in tax rates	29	148
Adjustments for prior years	(57)	152
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(14)	(127)
	(156)	201
	3,043	3,329
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	51	12
Provision for credit losses recognized in income	–	(5)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(60)	(52)
Unrealized foreign currency translation gains (losses)	2	2
Net foreign currency translation gains (losses) from hedging activities	2	(77)
Reclassification of losses (gains) on net investment hedging activities to income	1	–
Net gains (losses) on derivatives designated as cash flow hedges	(200)	84
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(50)	8
Remeasurements of employee benefit plans	(333)	256
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	18	45
Net gains (losses) on equity securities designated at fair value through other comprehensive income	5	(5)
Share-based compensation awards	(9)	15
	(573)	283
Total income taxes	$2,470	$3,612
The effective tax rate of 19.1% decreased 200 bps, primarily due to an increase in income from lower tax rate jurisdictions and the impact of the U.S. Tax Reform which resulted in the write-down of net deferred tax assets in the prior year.
The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory rate.

Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2019		October 31, 2018
Income taxes at Canadian statutory tax rate	$4,217	26.5%	$4,176	26.5%
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(815)	(5.1)	(752)	(4.8)
Tax-exempt income from securities	(310)	(1.9)	(285)	(1.8)
Tax rate change	29	0.1	148	0.9
Other	(78)	(0.5)	42	0.3
Income taxes in Consolidated Statements of Income / effective tax rate	$3,043	19.1%	$3,329	21.1%
Deferred tax assets and liabilities result from tax loss and tax credit carryforwards and temporary differences between the tax basis of assets and liabilities and their carrying amounts on our Consolidated Balance Sheets.
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2019

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$695	$–	$23	$(2)	$–	$716
Deferred compensation	1,033	9	197	7	–	1,246
Business realignment charges	3	–	7	–	–	10
Tax loss and tax credit carryforwards	203	–	(10)	–	9	202
Deferred income	(48)	–	(11)	(1)	–	(60)
Financial instruments measured at fair value through other comprehensive income	(8)	(33)	(1)	(1)	–	(43)
Premises and equipment and intangibles	(858)	–	(4)	(4)	(3)	(869)
Deferred expense	55	36	(47)	1	–	45
Pension and post-employment related	295	339	(6)	3	–	631
Other	21	3	8	(3)	–	29
	$1,391	$354	$156	$–	$6	$1,907
Comprising
Deferred tax assets	$1,475					$1,989
Deferred tax liabilities	(84)					(82)
	$1,391					$1,907

	As at and for the year ended October 31, 2018

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$703	$(6)	$1	$(3)	$–	$695
Deferred compensation	1,491	(15)	(502)	59	–	1,033
Business realignment charges	11	–	(8)	–	–	3
Tax loss and tax credit carryforwards	19	–	188	(4)	–	203
Deferred income	(11)	–	(37)	–	–	(48)
Financial instruments measured at fair value through other comprehensive income	48	19	(74)	(1)	–	(8)
Premises and equipment and intangibles	(1,003)	(1)	182	(36)	–	(858)
Deferred expense	76	–	(23)	2	–	55
Pension and post-employment related	571	(260)	(16)	–	–	295
Other	(54)	3	88	(16)	–	21
	$1,851	$(260)	$(201)	$1	$–	$1,391
Comprising
Deferred tax assets	$1,948					$1,475
Deferred tax liabilities	(97)					(84)
	$1,851					$1,391
The tax loss and tax credit carryforwards amount of deferred tax assets relates to losses and tax credits in our Canadian, U.S., Caribbean, and Japanese operations. Deferred tax assets of $202 million were recognized at October 31, 2019 (October 31, 2018 – $203 million) in respect of tax losses and tax credits incurred in current or preceding years for which recognition is dependent on the projection of future taxable profits. Management’s forecasts support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the deferred tax assets. The forecasts rely on continued liquidity and capital support to our business operations, including tax planning strategies implemented in relation to such support.
As at October 31, 2019, unused tax losses, tax credits and deductible temporary differences of $413 million, $365 million and $nil (October 31, 2018 – $443 million, $426 million and $39 million) available to be offset against potential tax adjustments or future taxable income were not recognized as deferred tax assets. This amount includes unused tax losses of $1 million which expire within one year (October 31, 2018 – $4 million), $7 million which expire in two to four years (October 31, 2018 – $2 million) and $405 million which expire after four years (October 31, 2018 – $437 million). There are no tax credits that will expire in one year (October 31, 2018 – $nil), $60 million that will expire in two to four years (October 31, 2018 – $45 million) and $305 million that will expire after four years (October 31, 2018 – $381 million). In addition, there are no deductible temporary differences that will expire in one year (October 31, 2018 – $1 million), nor that will expire in two to four years (October 31, 2018 – $1 million) or that will expire after four years (October 31, 2018 – $37 million).
The amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities have not been recognized in the parent bank is $17.9 billion as at October 31, 2019 (October 31, 2018 – $14.6 billion).
Tax examinations and assessments
We have received reassessments during the year from the Canada Revenue Agency (CRA), in respect of the 2014, 2013 and 2012 taxation years, which suggest that Royal Bank of Canada owes additional income taxes of approximately $756 million as they denied the deductibility of certain dividends. These are consistent with the reassessments received for taxation years 2011, 2010, and 2009 for approximately $434 million of additional income taxes and interest in respect of the same matter. These amounts represent the maximum additional taxes owing for those years.
Legislative amendments introduced in the 2015 Canadian Federal Budget resulted in disallowed deduction of dividends from transactions with Taxable Canadian Corporations including those hedged with Tax Indifferent Investors, namely pension funds and non-resident
entities with prospective application effective May 1, 2017. The dividends to which the reassessments relate include both dividends in transactions similar to those which are the target of the 2015 legislative amendments and dividends which are unrelated to the legislative amendments.
It is possible that the CRA will reassess us for significant additional income tax for subsequent years on the same basis. In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.
U.S. Tax Reform
The majority of the provisions in the U.S. Tax Cuts and Jobs Act legislation (U.S. Tax Reform), which was passed in December 2017, took effect at the beginning of calendar year 2018 or for fiscal years beginning in 2018. The changes include a reduction in the corporate income tax rate from 35% to 21% which resulted in a write-down of $178 million (US$142 million), primarily related to net deferred tax assets in the prior year.